SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues | Customer concentration risk
Concentration of credit risks
Percentage of concentration risk	40.00%	56.00%	31.00%
Net revenues | Customer concentration risk | A
Concentration of credit risks
Percentage of concentration risk	40.00%	34.00%	20.00%
Net revenues | Customer concentration risk | B
Concentration of credit risks
Percentage of concentration risk		22.00%	11.00%
Net accounts receivable | Credit concentration risk
Concentration of credit risks
Percentage of concentration risk	68.00%	76.00%
Net accounts receivable | Credit concentration risk | A
Concentration of credit risks
Percentage of concentration risk	26.00%	23.00%
Net accounts receivable | Credit concentration risk | B
Concentration of credit risks
Percentage of concentration risk	17.00%	42.00%
Net accounts receivable | Credit concentration risk | C
Concentration of credit risks
Percentage of concentration risk	14.00%
Net accounts receivable | Credit concentration risk | D
Concentration of credit risks
Percentage of concentration risk	11.00%
Net accounts receivable | Credit concentration risk | E
Concentration of credit risks
Percentage of concentration risk		11.00%